Summary of Significant Accounting Policies (Details) - Schedule of future related to performance obligations - Forecast [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) - Schedule of future related to performance obligations [Line Items]
Software development service	$ 255	$ 177	$ 1,025
Hardware product sales	$ 854	$ 17	$ 1,614